Goodwill And Intangible Assets (Schedule Of Carrying Value And Accumulated Amortization For Intangible Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 884.8	$ 853.0
Accumulated Amortization	(297.1)	(272.1)
Net	587.7	580.9
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	671.7	653.4
Accumulated Amortization	(222.3)	(183.5)
Net	449.4	469.9
Technology Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	194.6	181.3
Accumulated Amortization	(59.7)	(76.8)
Net	134.9	104.5
Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18.5	18.3
Accumulated Amortization	(15.1)	(11.8)
Net	$ 3.4	$ 6.5